Recapitalization Transaction - Summary of ownership upon closing Recapitalization Transaction (Details) - shares	Dec. 31, 2020	[1]	May 29, 2020	Dec. 31, 2019	[1]
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	59,901,306		50,160,042	323,328
Ownership percentage			100.00%
Former Seller stockholders and affiliated entities
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			48,421,309
Ownership percentage			96.50%
Former MUDS public stockholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			1,197,704
Ownership percentage			2.40%
Lender to Sprott Credit Agreement
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			496,634
Ownership percentage			1.00%
Cantor Fitzgerald & Co.
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			44,395
Ownership percentage			0.10%
Cantor
Business Acquisition [Line Items]
Common stock, outstanding (in shares)			200,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.